Scope of consolidation - list of principal subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
FCA US LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Canada Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Mexico, S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Fiat Chrysler Automoveis Brasil LTDA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Automobiles Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Banco Fidis S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Chrysler Group (China) Sales Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Japan Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Australia Pty Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Automotive Finance Co. Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Italy S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Melfi S.r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Poland Spólka Akcyjna
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Powertrain Poland Sp. z o.o.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA Serbia d.o.o. Kragujevac
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	66.67%
FCA Germany AG
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA France S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fiat Chrysler Automobiles UK Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fiat Chrysler Automobiles Spain S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fidis S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Maserati S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Maserati (China) Cars Trading Co. Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Maserati North America Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Magneti Marelli S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Proportion of voting rights held in subsidiary	100.00%
Automotive Lighting LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Automotive Lighting Reutlingen GmbH
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%
Teksid S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Comau S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
COMAU LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
FCA North America Holdings LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fiat Chrysler Finance S.p.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Fiat Chrysler Finance Europe S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%